Financial Risk Management Objectives and Policies - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Customer	Dec. 31, 2018 CNY (¥) Customer	Dec. 31, 2017 CNY (¥) Customer	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about financial instruments [line items]
Basis points	0.50%		0.50%	0.50%
Increase decrease in profit before tax on basis of higher lower basis points	$ 3.3	¥ 20.6	¥ 22.0
People's Republic of China [member]
Disclosure of detailed information about financial instruments [line items]
Number of top customers	20	20	20
People's Republic of China [member] | Top 20 Customers [member]
Disclosure of detailed information about financial instruments [line items]
Amount owed	$ 17.1		¥ 57.2	¥ 114.2
Percentage of trade receivables excluding bills receivables	26.00%	26.00%	22.40%